SIGNIFICANT TRANSACTIONS - Acquisition of Six Solar Power Plants (Details) - USD ($) $ in Millions		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	May 26, 2026
Less: balances acquired
Net outflow of cash - investing activities		$ 234	$ 141
Solar Portfolio | Kyivstar Group Ltd.
Non-current assets
Property and equipment				$ 49
Intangible assets				11
Deferred tax assets				3
Current assets
Trade receivables and other assets				6
Cash and cash equivalents				2
Current liabilities				(11)
Non-current liabilities
Deferred tax liability				(8)
Other non-current liabilities				(1)
Fair value of identifiable net assets				51
Goodwill resulting from acquisition				19
Purchase consideration				$ 70
Cash outflow, net of cash acquired
Cash consideration	$ 70
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	$ 68